Income tax - Unrecognized deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible (taxable) temporary differences	$ 284	$ 239
Tax losses	294	344
Total unrecognized deferred tax assets	578	$ 583
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 63